Income taxes (Schedule of Income Tax Charged (Credited)) (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income taxes	[1]	$ 3,276,274	$ 752,462	$ 1,122,809
Mexican companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax		3,177,506	67,745	19
Deferred Tax		12,978	408,141	656,060
Foreign companies [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax		301,263	444,104	44,751
Deferred Tax		$ (215,473)	$ (167,528)	$ 421,979

[1]	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during the 2019 fiscal year were not considered within the income tax expense.